International Theme Parks Impact of Consolidating Income Statements of International Theme Parks (Detail) - USD ($) $ in Millions	3 Months Ended														12 Months Ended
	Oct. 03, 2020	[1]	Jun. 27, 2020	[1]	Mar. 28, 2020	[1]	Dec. 28, 2019	[1]	Sep. 28, 2019	[1]	Jun. 29, 2019	[1]	Mar. 30, 2019	Dec. 29, 2018	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Revenues	$ 14,707		$ 11,779		$ 18,025		$ 20,877		$ 19,118		$ 20,262		$ 14,924	$ 15,303	$ 65,388	$ 69,607	$ 59,434
Total costs and expenses															(61,594)	(57,777)	(44,597)
Equity in the loss of investees															651	$ (103)	$ (102)
International Theme Parks
Schedule of Condensed Consolidating Statement of Operations [Line Items]
Revenues															1,805
Total costs and expenses															(3,032)
Equity in the loss of investees															$ (19)

[1]	On March 20, 2019, the Company began consolidating the results of TFCF and Hulu (see Note 4). As a result, revenues and operating results in fiscal 2020 and the third and fourth quarter of fiscal 2019 reflected the impact of this transaction.